                   Atlas Assets, Inc. & Atlas Securities, Inc.
                                794 Davis Street
                       San Leandro, California 94577-6900
                                  800.933.2852

Joseph M. O'Donnell                                         1933 Act Rule 497(j)
Direct Dial: 510.297.7424                            1933 Act File No.: 33-20318
                                                          1940 Act No.: 811-5485

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:      Atlas Assets, Inc. (the "Company")
         File Nos. 33-20318 and 811-5485

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company do not differ from that contained in Post-Effective Amendment No. 33 (the "Amendment") to the Company's Registration Statement on Form N-1A which was filed electronically on April 30, 2002.

Should you have any questions regarding this filing, please contact the undersigned at (510) 297-7424 or by email at jodonnell878@worldsavings.com.

Very truly yours,

/s/Joseph M. O'Donnell

Joseph M. O'Donnell
Vice President and Chief Legal Counsel